Document and Entity Information	Feb. 20, 2020
Cover page.
Document Type	8-K
Document Period End Date	Feb. 20, 2020
Entity Registrant Name	HORMEL FOODS CORPORATION
Entity Incorporation, State or Country Code	DE
Entity File Number	1-2402
Entity Tax Identification Number	41-0319970
Entity Address, Address Line One	1 Hormel Place
Entity Address, City or Town	Austin
Entity Address, State or Province	MN
Entity Address, Postal Zip Code	55912
City Area Code	507
Local Phone Number	437-5611
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock $0.01465 par value
Trading Symbol	HRL
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0000048465
Amendment Flag	false